Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	829,540,439.36	33,511
Yield Supplement Overcollateralization Amount 12/31/24	63,506,420.16	0
Receivables Balance 12/31/24	893,046,859.52	33,511
Principal Payments	33,969,388.02	620
Defaulted Receivables	2,138,173.48	67
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	59,869,559.92	0
Pool Balance at 01/31/25	797,069,738.10	32,824

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.78%
Prepayment ABS Speed	1.67%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	10,861,500.05	328
Past Due 61-90 days	3,138,263.72	97
Past Due 91-120 days	701,844.98	27
Past Due 121+ days	0.00	0
Total	14,701,608.75	452

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.72%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	1,550,814.55
Aggregate Net Losses/(Gains) - January 2025	587,358.93
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.79%
Prior Net Losses/(Gains) Ratio	1.25%
Second Prior Net Losses/(Gains) Ratio	0.69%
Third Prior Net Losses/(Gains) Ratio	0.60%
Four Month Average	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.50%

Overcollateralization Target Amount	9,166,301.99
Actual Overcollateralization	9,166,301.99
Weighted Average Contract Rate	6.56%
Weighted Average Contract Rate, Yield Adjusted	10.48%
Weighted Average Remaining Term	50.15

Flow of Funds	$ Amount
Collections	40,513,211.27
Investment Earnings on Cash Accounts	15,829.30
Servicing Fee	(744,205.72)
Transfer to Collection Account	-
Available Funds	39,784,834.85

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,173,797.55
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	4,490,986.21
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,166,301.99
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,275,761.85

Total Distributions of Available Funds	39,784,834.85

Servicing Fee	744,205.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	820,000,724.31
Principal Paid	32,097,288.20
Note Balance @ 02/18/25	787,903,436.11

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2a
Note Balance @ 01/15/25	97,326,824.05
Principal Paid	12,880,010.69
Note Balance @ 02/18/25	84,446,813.36
Note Factor @ 02/18/25	48.4602395%

Class A-2b
Note Balance @ 01/15/25	145,213,900.26
Principal Paid	19,217,277.51
Note Balance @ 02/18/25	125,996,622.75
Note Factor @ 02/18/25	48.4602395%

Class A-3
Note Balance @ 01/15/25	434,260,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	434,260,000.00
Note Factor @ 02/18/25	100.0000000%

Class A-4
Note Balance @ 01/15/25	87,890,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	87,890,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	36,870,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	36,870,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	18,440,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	18,440,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,411,784.80
Total Principal Paid	32,097,288.20
Total Paid	35,509,073.00

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	409,583.72
Principal Paid	12,880,010.69
Total Paid to A-2a Holders	13,289,594.41

Class A-2b
SOFR Rate	4.40654%
Coupon	4.74654%
Interest Paid	650,971.16
Principal Paid	19,217,277.51
Total Paid to A-2b Holders	19,868,248.67

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.7828133
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.1800690
Total Distribution Amount	28.9628823

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.3504173
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	73.9126058
Total A-2a Distribution Amount	76.2630231

A-2b Interest Distribution Amount	2.5037352
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	73.9126058
Total A-2b Distribution Amount	76.4163410

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	139.92
Noteholders' Third Priority Principal Distributable Amount	574.50
Noteholders' Principal Distributable Amount	285.58

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	3,072,738.16
Investment Earnings	11,099.54
Investment Earnings Paid	(11,099.54)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16